10. and 11. Deferred Financing Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Funds Held as Trading Account Residual or Collateral [Table Text Block]
Deferred Financing Costs

Prior to the May 10, 2012 effective date of its 2012 registration statement, the Company incurred certain professional fees and filing costs associated with the offering totaling $393,990. The Company has capitalized these costs and amortizes them on a monthly basis over the weighted average term of the Notes sold, exclusive of any expected renewals.

During the six month period ended June 30, 2015 the Company incurred $191,523 in professional fees associated with its 2015 registration statement associated with its Notes Offering. Amortization of these costs will begin when the new registration statement becomes effective.

On October 14, 2014, the Company entered into a credit agreement with a bank and $35,000 of the associated transaction costs were capitalized and will be amortized over 24 months.

	June 30,	December 31,
	2015	2014
Renewable unsecured subordinated notes
2012 registration statement	$393,990	$393,990
2015 registration statement	191,523	–
Revolver	35,000	35,000
Less: accumulated amortization	(289,789)	(187,246)
Deferred financing costs	$330,724	$241,744

Total amortization of deferred financing costs for the three and six month periods ended June 30, 2015 and 2014 was $55,843 and $29,573 and $102,543 and $55,071, respectively and is included in other general and administrative expenses.

Prior to the May 10, 2012 effective date of its Notes Offering, the Company incurred certain professional fees and filing costs associated with the offering totaling $393,990. The Company has capitalized these costs and amortizes them on a monthly basis over the weighted average term of the Notes sold, exclusive of any expected renewals.

	December 31,	December 31,
	2014	2013
Deferred financing costs	$428,990	$393,990
Less: accumulated amortization	(187,246)	(56,431)
Deferred financing costs	$241,744	$337,559

Total amortization of deferred financing costs for the year ended December 31, 2014 and 2013 was $130,815 and $51,420, respectively and is included in other general and administrative expenses.